Pay vs Performance Disclosure - USD ($)	1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Apr. 16, 2024	Dec. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Robert P. Jornayvaz III[1] ($)	Summary Compensation Table Total for Matthew D. Preston[1] ($)	Summary Compensation Table Total for Kevin S. Crutchfield[1] ($)	Compensation Actually Paid to Robert P. Jornayvaz III[1,2,3] ($)	Compensation Actually Paid to Matthew D. Preston[1,2,3] ($)	Compensation Actually Paid to Kevin S. Crutchfield[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Adjusted EBITDA ($ Millions)[5]
									TSR ($)	Peer Group TSR ($)
2024	2,077,360	1,833,935	3,681,393	(651,252)	1,816,820	2,970,956	1,004,322	1,015,252	80.89	146.88	(212.8)	35.5
2023	3,056,264	—	—	1,850,584	—	—	691,979	502,364	88.15	155.12	(35.7)	41.6
2022	3,955,693	—	—	7,424,996	—	—	655,066	378,521	106.53	139.74	72.2	141.7
2021	3,940,695	—	—	8,680,400	—	—	462,920	479,980	157.68	151.20	249.8	67.6
2020	2,069,567	—	—	3,742,949	—	—	446,174	440,929	89.11	118.32	(27.1)	20.8

1.
Robert P. Jornayvaz III served as PEO from 2020 to April 2024. Matthew D. Preston served as PEO from April 2024 to December 2024. Kevin S. Crutchfield served as PEO from December 2024 to year-end. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Matthew D. Preston	Matthew D. Preston	Matthew D. Preston	Matthew D. Preston	Christina C. Sheehan
Robert E. Baldridge	Robert E. Baldridge	Robert E. Baldridge	Christina C. Sheehan
Kyle R. Smith	Kyle R. Smith	Kyle R. Smith	E. Brian Stone
E. Brian Stone	E. Brian Stone	E. Brian Stone

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Robert P. Jornayvaz III ($)	Exclusion of Stock Awards for Robert P. Jornayvaz III ($)	Inclusion of Equity Values for Robert P. Jornayvaz III ($)	Compensation Actually Paid to Robert P. Jornayvaz III ($)
2024	2,077,360	—	(2,728,612)	(651,252)

Year	Summary Compensation Table Total for Matthew D. Preston ($)	Exclusion of Stock Awards for Matthew D. Preston ($)	Inclusion of Equity Values for Matthew D. Preston ($)	Compensation Actually Paid to Matthew D. Preston ($)
2024	1,833,935	(699,965)	682,850	1,816,820

Year	Summary Compensation Table Total for Kevin S. Crutchfield ($)	Exclusion of Stock Awards for Kevin S. Crutchfield ($)	Inclusion of Equity Values for Kevin S. Crutchfield ($)	Compensation Actually Paid to Kevin S. Crutchfield ($)
2024	3,681,393	(3,558,170)	2,847,733	2,970,956

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,004,322	(299,965)	310,895	1,015,252

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert P. Jornayvaz III ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert P. Jornayvaz III ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Robert P. Jornayvaz III ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert P. Jornayvaz III ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert P. Jornayvaz III ($)	Total - Inclusion of Equity Values for Robert P. Jornayvaz III ($)
2024	—	—	—	(233,918)	(2,494,694)	(2,728,612)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Matthew D. Preston ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Matthew D. Preston ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Matthew D. Preston ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Matthew D. Preston ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Matthew D. Preston ($)	Total - Inclusion of Equity Values for Matthew D. Preston ($)
2024	782,478	(76,789)	—	(22,839)	—	682,850

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Kevin S. Crutchfield ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Kevin S. Crutchfield ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Kevin S. Crutchfield ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Kevin S. Crutchfield ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Kevin S. Crutchfield ($)	Total - Inclusion of Equity Values for Kevin S. Crutchfield ($)
2024	2,847,733	—	—	—	—	2,847,733

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	354,425	(36,778)	—	(6,752)	—	310,895

4.
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Basic Materials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024.The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Basic Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024. Adjusted EBITDA is a non-GAAP financial measure. More information on Adjusted EBITDA can be found in the “2024 Cash Bonus Program” section of the Compensation Discussion and Analysis in this proxy statement.

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote
1.
Robert P. Jornayvaz III served as PEO from 2020 to April 2024. Matthew D. Preston served as PEO from April 2024 to December 2024. Kevin S. Crutchfield served as PEO from December 2024 to year-end. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Matthew D. Preston	Matthew D. Preston	Matthew D. Preston	Matthew D. Preston	Christina C. Sheehan
Robert E. Baldridge	Robert E. Baldridge	Robert E. Baldridge	Christina C. Sheehan
Kyle R. Smith	Kyle R. Smith	Kyle R. Smith	E. Brian Stone
E. Brian Stone	E. Brian Stone	E. Brian Stone

Peer Group Issuers, Footnote
4.
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Basic Materials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024.The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Basic Materials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Robert P. Jornayvaz III ($)	Exclusion of Stock Awards for Robert P. Jornayvaz III ($)	Inclusion of Equity Values for Robert P. Jornayvaz III ($)	Compensation Actually Paid to Robert P. Jornayvaz III ($)
2024	2,077,360	—	(2,728,612)	(651,252)

Year	Summary Compensation Table Total for Matthew D. Preston ($)	Exclusion of Stock Awards for Matthew D. Preston ($)	Inclusion of Equity Values for Matthew D. Preston ($)	Compensation Actually Paid to Matthew D. Preston ($)
2024	1,833,935	(699,965)	682,850	1,816,820

Year	Summary Compensation Table Total for Kevin S. Crutchfield ($)	Exclusion of Stock Awards for Kevin S. Crutchfield ($)	Inclusion of Equity Values for Kevin S. Crutchfield ($)	Compensation Actually Paid to Kevin S. Crutchfield ($)
2024	3,681,393	(3,558,170)	2,847,733	2,970,956

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert P. Jornayvaz III ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert P. Jornayvaz III ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Robert P. Jornayvaz III ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert P. Jornayvaz III ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert P. Jornayvaz III ($)	Total - Inclusion of Equity Values for Robert P. Jornayvaz III ($)
2024	—	—	—	(233,918)	(2,494,694)	(2,728,612)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Matthew D. Preston ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Matthew D. Preston ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Matthew D. Preston ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Matthew D. Preston ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Matthew D. Preston ($)	Total - Inclusion of Equity Values for Matthew D. Preston ($)
2024	782,478	(76,789)	—	(22,839)	—	682,850

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Kevin S. Crutchfield ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Kevin S. Crutchfield ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Kevin S. Crutchfield ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Kevin S. Crutchfield ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Kevin S. Crutchfield ($)	Total - Inclusion of Equity Values for Kevin S. Crutchfield ($)
2024	2,847,733	—	—	—	—	2,847,733

Non-PEO NEO Average Total Compensation Amount				$ 1,004,322	$ 691,979	$ 655,066	$ 462,920	$ 446,174
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,015,252	502,364	378,521	479,980	440,929
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,004,322	(299,965)	310,895	1,015,252

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	354,425	(36,778)	—	(6,752)	—	310,895

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company, and the Dow Jones U.S. Basic Materials Index TSR.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA ($ Millions)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA ($ Millions) during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company, and the Dow Jones U.S. Basic Materials Index TSR.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs for 2024 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA
Production Cost Per Ton
Capital Investments
HSE Targets

Total Shareholder Return Amount				$ 80.89	88.15	106.53	157.68	89.11
Peer Group Total Shareholder Return Amount				$ 146.88	$ 155.12	$ 139.74	$ 151.2	$ 118.32
Company Selected Measure Amount				35,500,000	41,600,000	141,700,000	67,600,000	20,800,000
PEO Name	Kevin S. Crutchfield	Robert P. Jornayvaz III	Matthew D. Preston		Robert P. Jornayvaz III	Robert P. Jornayvaz III	Robert P. Jornayvaz III	Robert P. Jornayvaz III
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert P. Jornayvaz III ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert P. Jornayvaz III ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Robert P. Jornayvaz III ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert P. Jornayvaz III ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert P. Jornayvaz III ($)	Total - Inclusion of Equity Values for Robert P. Jornayvaz III ($)
2024	—	—	—	(233,918)	(2,494,694)	(2,728,612)

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Matthew D. Preston ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Matthew D. Preston ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Matthew D. Preston ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Matthew D. Preston ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Matthew D. Preston ($)	Total - Inclusion of Equity Values for Matthew D. Preston ($)
2024	782,478	(76,789)	—	(22,839)	—	682,850

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Kevin S. Crutchfield ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Kevin S. Crutchfield ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Kevin S. Crutchfield ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Kevin S. Crutchfield ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Kevin S. Crutchfield ($)	Total - Inclusion of Equity Values for Kevin S. Crutchfield ($)
2024	2,847,733	—	—	—	—	2,847,733

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	354,425	(36,778)	—	(6,752)	—	310,895

Net Income (Loss) Available to Common Stockholders, Basic				$ (212,800,000)	$ (35,700,000)	$ 72,200,000	$ 249,800,000	$ (27,100,000)
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Non-GAAP Measure Description
5.
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024. Adjusted EBITDA is a non-GAAP financial measure. More information on Adjusted EBITDA can be found in the “2024 Cash Bonus Program” section of the Compensation Discussion and Analysis in this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name				Production Cost Per Ton
Measure:: 3
Pay vs Performance Disclosure
Name				Capital Investments
Measure:: 4
Pay vs Performance Disclosure
Name				HSE Targets
Robert P. Jornayvaz III [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 2,077,360	3,056,264	3,955,693	3,940,695	2,069,567
PEO Actually Paid Compensation Amount				(651,252)	1,850,584	7,424,996	8,680,400	3,742,949
Matthew D. Preston [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,833,935	0	0	0	0
PEO Actually Paid Compensation Amount				1,816,820	0	0	0	0
Kevin S. Crutchfield [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,681,393	0	0	0	0
PEO Actually Paid Compensation Amount				2,970,956	$ 0	$ 0	$ 0	$ 0
PEO | Robert P. Jornayvaz III [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robert P. Jornayvaz III [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,728,612)
PEO | Robert P. Jornayvaz III [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robert P. Jornayvaz III [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robert P. Jornayvaz III [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Robert P. Jornayvaz III [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(233,918)
PEO | Robert P. Jornayvaz III [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,494,694)
PEO | Matthew D. Preston [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(699,965)
PEO | Matthew D. Preston [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				682,850
PEO | Matthew D. Preston [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				782,478
PEO | Matthew D. Preston [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(76,789)
PEO | Matthew D. Preston [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Matthew D. Preston [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(22,839)
PEO | Matthew D. Preston [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Kevin S. Crutchfield [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,558,170)
PEO | Kevin S. Crutchfield [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,847,733
PEO | Kevin S. Crutchfield [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,847,733
PEO | Kevin S. Crutchfield [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Kevin S. Crutchfield [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Kevin S. Crutchfield [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Kevin S. Crutchfield [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(299,965)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				310,895
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				354,425
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(36,778)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,752)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0